Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,832,557.14
Total Fee Amount	529.28
Total Offset Amount	0.00
Net Fee	$ 529.28
Offering Table N/A
Offset Table N/A	N/A